Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Gem [Member]	Common Stock [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Common Stock [Member] Gem [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	Additional Paid-in Capital [Member] Gem [Member]	Retained Earnings [Member]	Retained Earnings [Member] Related Party [Member]	Retained Earnings [Member] Yorkville [Member]	Retained Earnings [Member] Gem [Member]	Total	Related Party [Member]	Yorkville [Member]	Gem [Member]
Balance at Dec. 31, 2022					$ 645				$ 8,245,359				$ (32,360,062)				$ (24,114,058)
Balance, shares at Dec. 31, 2022					6,445,599
Stock-based compensation									402,448								402,448
Net loss													(3,765,122)				(3,765,122)
Exercise of stock options					$ 1				5,542								5,543
Exercise of stock options, shares					8,538
Balance at Mar. 31, 2023					$ 646				8,653,349				(36,125,184)				(27,471,189)
Balance, shares at Mar. 31, 2023					6,454,137
Balance at Dec. 31, 2022					$ 645				8,245,359				(32,360,062)				(24,114,058)
Balance, shares at Dec. 31, 2022					6,445,599
Net loss																	(7,251,175)
Balance at Jun. 30, 2023					$ 647				8,879,707				(39,611,237)				(30,730,883)
Balance, shares at Jun. 30, 2023					6,460,460
Balance at Mar. 31, 2023					$ 646				8,653,349				(36,125,184)				(27,471,189)
Balance, shares at Mar. 31, 2023					6,454,137
Stock-based compensation									218,539								218,539
Net loss													(3,486,053)				(3,486,053)
Exercise of stock options					$ 1				7,819								7,820
Exercise of stock options, shares					6,323
Balance at Jun. 30, 2023					$ 647				8,879,707				(39,611,237)				(30,730,883)
Balance, shares at Jun. 30, 2023					6,460,460
Balance at Dec. 31, 2023					$ 1,602				14,888,593				(46,766,324)				(31,876,129)
Balance, shares at Dec. 31, 2023					16,019,256
Shares issued to Yorkville for convertible notes						$ 89	$ 223			$ 2,540,002	$ 1,666,777							$ 2,540,091	$ 1,667,000
Shares issued to Yorkville for convertible notes, shares						890,611	2,233,735
Shares issued to Yorkville for commitment fee							$ 71				499,929								500,000
Shares issued to Yorkville for commitment fee, shares							710,025
Shares issued to Roth for advisory fee					$ 18				278,815								278,833
Shares issued to Roth for advisory fee, shares					175,000
Shares issued to GEM								$ 14				$ 99,986								$ 100,000
Shares issued to GEM, shares								139,470
Shares issued for marketing expenses					$ 15				194,920								194,935
Shares issued for marketing expense, shares					153,492
Forfeiture of sponsor shares					$ (10)				10
Forfeiture of sponsor shares, shares					(100,000)
Stock-based compensation									252,967								252,967
Net loss													(4,500,272)				(4,500,272)
Balance at Mar. 31, 2024					$ 2,022				20,421,999				(51,266,596)				(30,842,575)
Balance, shares at Mar. 31, 2024					20,221,589
Balance at Dec. 31, 2023					$ 1,602				14,888,593				(46,766,324)				(31,876,129)
Balance, shares at Dec. 31, 2023					16,019,256
Net loss																	$ (8,665,380)
Exercise of stock options, shares
Balance at Jun. 30, 2024					$ 3,695				23,579,089				(55,431,704)				$ (31,848,920)
Balance, shares at Jun. 30, 2024					36,944,935
Balance at Mar. 31, 2024					$ 2,022				20,421,999				(51,266,596)				(30,842,575)
Balance, shares at Mar. 31, 2024					20,221,589
Shares issued to Yorkville for convertible notes							$ 101				334,899								335,000
Shares issued to Yorkville for convertible notes, shares							1,008,808
Shares issued to GEM								$ 91				$ 299,909								$ 300,000
Shares issued to GEM, shares								905,648
Shares issued for marketing expenses					$ 32				139,805								139,837
Shares issued for marketing expense, shares					320,000
Stock-based compensation									412,442								412,442
Net loss													(4,165,108)				(4,165,108)
Issuance of common stock and warrants, net of issuance costs					$ 523				1,854,295								1,854,818
Issuance of common stock and warrants, net of issuance costs, shares					5,227,780
Shares issued for exercise of Pre-Funded warrants					$ 866												866
Shares issued for exercise of Pre-Funded warrants, shares					8,661,110
Shares issued to Yorkville for redemption premium							$ 60				$ 115,740								$ 115,800
Shares issued to Yorkville for redemption premium, shares							600,000
Balance at Jun. 30, 2024					$ 3,695				$ 23,579,089				$ (55,431,704)				$ (31,848,920)
Balance, shares at Jun. 30, 2024					36,944,935